COMBINED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2018
COMBINED FINANCIAL INFORMATION
COMBINED FINANCIAL INFORMATION

19.  COMBINED FINANCIAL INFORMATION

The combined financial statements include the financial position and results of operations and cash flows of each of Granite REIT and Granite GP. Below is a summary of the financial information for each entity along with the elimination entries and other adjustments that aggregate to the combined financial statements:

	As at December 31, 2018
				Granite REIT and
			Eliminations/	Granite GP
Balance Sheet	Granite REIT	Granite GP	Adjustments	Combined
ASSETS

Non-current assets:
Investment properties	$3,424,978			$3,424,978
Investment in Granite LP(1)	—	17	(17)	—
Other non-current assets	53,785			53,785
	3,478,763	17	(17)	3,478,763
Current assets:
Assets held for sale	44,238	—	—	44,238
Other current assets	7,462	46		7,508
Intercompany receivable(2)	—	7,130	(7,130)	—
Cash and cash equivalents	657,432	814		658,246
Total assets	$4,187,895	8,007	(7,147)	$4,188,755
LIABILITIES AND EQUITY

Non-current liabilities:
Unsecured debt, net	$1,198,414			$1,198,414
Other non-current liabilities	408,722			408,722
	1,607,136			1,607,136
Current liabilities:
Intercompany payable(2)	7,130		(7,130)	—
Other current liabilities	76,644	7,990		84,634
Total liabilities	1,690,910	7,990	(7,130)	1,691,770

Equity:
Stapled unitholders’ equity	2,495,501	17		2,495,518
Non-controlling interests	1,484		(17)	1,467
Total liabilities and equity	$4,187,895	8,007	(7,147)	$4,188,755
(1)	Granite LP is 100% owned by Granite REIT and Granite GP.
(2)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

	As at December 31, 2017
				Granite REIT and
			Eliminations/	Granite GP
Balance Sheet	Granite REIT	Granite GP	Adjustments	Combined
ASSETS

Non-current assets:
Investment properties	$2,733,568			$2,733,568
Investment in Granite LP(1)	—	12	(12)	—
Other non-current assets	7,359			7,359
	2,740,927	12	(12)	2,740,927
Current assets:
Assets held for sale	391,453	—	—	391,453
Other current assets	4,988	46		5,034
Intercompany receivable(2)	—	6,331	(6,331)	—
Cash and cash equivalents	68,572	447		69,019
Total assets	$3,205,940	6,836	(6,343)	$3,206,433
LIABILITIES AND EQUITY

Non-current liabilities:
Unsecured debt, net	$647,306			$647,306
Other non-current liabilities	305,518			305,518
	952,824			952,824
Current liabilities:
Bank indebtedness	32,552			32,552
Intercompany payable(2)	6,331		(6,331)	—
Other current liabilities	76,371	6,824		83,195
Total liabilities	1,068,078	6,824	(6,331)	1,068,571

Equity:
Stapled unitholders’ equity	2,136,602	12		2,136,614
Non-controlling interests	1,260		(12)	1,248
Total liabilities and equity	$3,205,940	6,836	(6,343)	$3,206,433
(1)	Granite LP is 100% owned by Granite REIT and Granite GP.
(2)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

	Year ended December 31, 2018
				Granite REIT and
			Eliminations/	Granite GP
Income Statement	Granite REIT	Granite GP	Adjustments	Combined
Revenue	$247,483			$247,483
General and administrative expenses	29,404			29,404
Interest expense and other financing costs	22,413			22,413
Other costs and expenses, net	16,964			16,964
Share of (income) loss of Granite LP	—	(5)	5	—
Fair value gains on investment properties, net	(354,707)			(354,707)
Fair value loss on financial instruments	562			562
Acquisition transaction costs	7,968			7,968
Loss on sale of investment properties	6,871			6,871
Income before income taxes	518,008	5	(5)	518,008
Income tax expense	52,651	—	—	52,651
Net income	465,357	5	(5)	465,357
Less net income attributable to non-controlling interests	206	—	(5)	201
Net income attributable to stapled unitholders	$465,151	5	—	$465,156

	Year ended December 31, 2017
				Granite REIT and
			Eliminations/	Granite GP
Income Statement	Granite REIT	Granite GP	Adjustments	Combined
Revenue	$244,683			$244,683
General and administrative expenses	26,066			26,066
Proxy contest expenses	5,866			5,866
Interest expense and other financing costs	20,011			20,011
Other costs and expenses, net	31,712			31,712
Share of (income) loss of Granite LP	—	(4)	4	—
Fair value gains on investment properties, net	(212,106)			(212,106)
Fair value losses on financial instruments	823			823
Acquisition transaction costs	718			718
Loss on sale of investment properties	427			427
Income before income taxes	371,166	4	(4)	371,166
Income tax expense	13,418	—	—	13,418
Net income	357,748	4	(4)	357,748
Less net income attributable to non-controlling interests	50	—	(4)	46
Net income attributable to stapled unitholders	$357,698	4	—	$357,702

	Year ended December 31, 2018
				Granite REIT and
			Eliminations/	Granite GP
Statement of Cash Flows	Granite REIT	Granite GP	Adjustments	Combined
OPERATING ACTIVITIES
Net income	$465,357	5	(5)	$465,357
Items not involving current cash flows	(294,790)	(5)	5	(294,790)
Changes in working capital balances	3,410	367	—	3,777
Other operating activities	(16,456)			(16,456)
Cash provided by operating activities	157,521	367	—	157,888
INVESTING ACTIVITIES
Business acquisitions	(547,895)			(547,895)
Proceeds from disposals, net	681,319			681,319
Investment property capital additions
— Maintenance or improvements	(17,799)			(17,799)
— Developments or expansions	(15,378)			(15,378)
Acquisition deposits	(33,086)			(33,086)
Other investing activities	28,700			28,700
Cash provided by investing activities	95,861	—	—	95,861
FINANCING ACTIVITIES
Distributions paid	(125,131)			(125,131)
Other financing activities	449,314			449,314
Cash provided by financing activities	324,183	—	—	324,183
Effect of exchange rate changes	11,295			11,295
Net increase in cash and cash equivalents during the year	$588,860	367	—	$589,227

	Year ended December 31, 2017
				Granite REIT and
			Eliminations/	Granite GP
Statement of Cash Flows	Granite REIT	Granite GP	Adjustments	Combined
OPERATING ACTIVITIES
Net income	$357,748	4	(4)	$357,748
Items not involving current cash flows	(192,530)	(4)	4	(192,530)
Changes in working capital balances	(8,011)	414	—	(7,597)
Other operating activities	1,056			1,056
Cash provided by operating activities	158,263	414	—	158,677
INVESTING ACTIVITIES
Business acquisitions	(153,979)			(153,979)
Investment property capital additions
— Maintenance or improvements	(10,736)			(10,736)
— Developments or expansions	(72,404)			(72,404)
Other investing activities	(728)			(728)
Cash used in investing activities	(237,847)	—	—	(237,847)
FINANCING ACTIVITIES
Distributions paid	(122,637)			(122,637)
Other financing activities	17,399			17,399
Cash used in financing activities	(105,238)	—	—	(105,238)
Effect of exchange rate changes	7,212			7,212
Net increase (decrease) in cash and cash equivalents during the year	$(177,610)	414	—	$(177,196)